Equity Investments Measured at Fair Value Through Other Comprehensive Income - Schedule of Equity Investments Designates as Financial Asset at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	¥ 922	¥ 738
China Pacific Insurance (Group) Co.,Ltd. [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	185	139
Chengdu Huaqi Houpu Holding Co.,Ltd. [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	191	114
Other investment company's [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	¥ 546	¥ 485